Revenues - Summary of Revenues (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of revenue [line items]
Revenue from contract with customers	¥ 120,986	¥ 115,278	¥ 102,475
Total revenue from contracts with customers	120,986	115,278	102,475
Total revenue from contracts with customers	120,986	115,278	102,475
Domestic (the PRC, excluding Hong Kong, Macau and Taiwan) [member]
Disclosure of revenue [line items]
Revenue from contract with customers	79,868	76,449
Total revenue from contracts with customers	79,868	76,449
Total revenue from contracts with customers	79,868	76,449
International [member]
Disclosure of revenue [line items]
Revenue from contract with customers	37,082	34,744
Total revenue from contracts with customers	37,082	34,744
Total revenue from contracts with customers	37,082	34,744
Regional (Hong Kong, Macau and Taiwan) [member]
Disclosure of revenue [line items]
Revenue from contract with customers	3,846	4,017
Total revenue from contracts with customers	3,846	4,017
Total revenue from contracts with customers	3,846	4,017
Operating segments [member]
Disclosure of revenue [line items]
Revenue from contract with customers	120,796	115,210
Total revenue from contracts with customers	120,796	115,210
Total revenue from contracts with customers	120,796	115,210
Unallocated [member]
Disclosure of revenue [line items]
Revenue from contract with customers	2,052	1,425
Total revenue from contracts with customers	2,052	1,425
Total revenue from contracts with customers	2,052	1,425
Eliminations [member]
Disclosure of revenue [line items]
Revenue from contract with customers	(2,052)	(1,425)
Total revenue from contracts with customers	(2,052)	(1,425)
Total revenue from contracts with customers	(2,052)	(1,425)
Passenger [member]
Disclosure of revenue [line items]
Revenue from contract with customers	110,416	104,309
Total revenue from contracts with customers	110,416	104,309
Total revenue from contracts with customers	110,416	104,309
Cargo And Mail [member]
Disclosure of revenue [line items]
Revenue from contract with customers	3,826	3,627
Total revenue from contracts with customers	3,826	3,627
Total revenue from contracts with customers	3,826	3,627
Tour Operations [member]
Disclosure of revenue [line items]
Revenue from contract with customers	878	2,173
Total revenue from contracts with customers	878	2,173
Total revenue from contracts with customers	878	2,173
Ground Service [member]
Disclosure of revenue [line items]
Revenue from contract with customers	1,180	1,055
Total revenue from contracts with customers	1,180	1,055
Total revenue from contracts with customers	1,180	1,055
Commission Income [member]
Disclosure of revenue [line items]
Revenue from contract with customers	2,485	2,199
Total revenue from contracts with customers	2,485	2,199
Total revenue from contracts with customers	2,485	2,199
Other income [member]
Disclosure of revenue [line items]
Revenue from contract with customers	2,011	1,897
Total revenue from contracts with customers	2,011	1,897
Total revenue from contracts with customers	2,011	1,897
Rental Income [member]
Disclosure of revenue [line items]
Revenue from contract with customers	190	68	39
Total revenue from contracts with customers	190	68	39
Total revenue from contracts with customers	190	68	39
Airline transportation operations [member]
Disclosure of revenue [line items]
Revenue from contract with customers	119,176	112,508
Total revenue from contracts with customers	119,176	112,508
Total revenue from contracts with customers	119,176	112,508
Airline transportation operations [member] | Domestic (the PRC, excluding Hong Kong, Macau and Taiwan) [member]
Disclosure of revenue [line items]
Revenue from contract with customers	78,248	73,747
Total revenue from contracts with customers	78,248	73,747
Total revenue from contracts with customers	78,248	73,747
Airline transportation operations [member] | International [member]
Disclosure of revenue [line items]
Revenue from contract with customers	37,082	34,744
Total revenue from contracts with customers	37,082	34,744
Total revenue from contracts with customers	37,082	34,744
Airline transportation operations [member] | Regional (Hong Kong, Macau and Taiwan) [member]
Disclosure of revenue [line items]
Revenue from contract with customers	3,846	4,017
Total revenue from contracts with customers	3,846	4,017
Total revenue from contracts with customers	3,846	4,017
Airline transportation operations [member] | Operating segments [member]
Disclosure of revenue [line items]
Revenue from contract with customers	119,176	112,508
Total revenue from contracts with customers	119,176	112,508
Total revenue from contracts with customers	119,176	112,508
Airline transportation operations [member] | Passenger [member]
Disclosure of revenue [line items]
Revenue from contract with customers	110,416	104,309
Total revenue from contracts with customers	110,416	104,309
Total revenue from contracts with customers	110,416	104,309
Airline transportation operations [member] | Cargo And Mail [member]
Disclosure of revenue [line items]
Revenue from contract with customers	3,826	3,627
Total revenue from contracts with customers	3,826	3,627
Total revenue from contracts with customers	3,826	3,627
Airline transportation operations [member] | Ground Service [member]
Disclosure of revenue [line items]
Revenue from contract with customers	1,180	1,055
Total revenue from contracts with customers	1,180	1,055
Total revenue from contracts with customers	1,180	1,055
Airline transportation operations [member] | Commission Income [member]
Disclosure of revenue [line items]
Revenue from contract with customers	2,485	2,199
Total revenue from contracts with customers	2,485	2,199
Total revenue from contracts with customers	2,485	2,199
Airline transportation operations [member] | Other income [member]
Disclosure of revenue [line items]
Revenue from contract with customers	1,269	1,368
Total revenue from contracts with customers	1,269	1,368
Total revenue from contracts with customers	1,269	1,368
Other Operation [member]
Disclosure of revenue [line items]
Revenue from contract with customers	1,620	2,702
Total revenue from contracts with customers	1,620	2,702
Total revenue from contracts with customers	1,620	2,702
Other Operation [member] | Domestic (the PRC, excluding Hong Kong, Macau and Taiwan) [member]
Disclosure of revenue [line items]
Revenue from contract with customers	1,620	2,702
Total revenue from contracts with customers	1,620	2,702
Total revenue from contracts with customers	1,620	2,702
Other Operation [member] | Operating segments [member]
Disclosure of revenue [line items]
Revenue from contract with customers	1,620	2,702
Total revenue from contracts with customers	1,620	2,702
Total revenue from contracts with customers	1,620	2,702
Other Operation [member] | Unallocated [member]
Disclosure of revenue [line items]
Revenue from contract with customers	2,052	1,425
Total revenue from contracts with customers	2,052	1,425
Total revenue from contracts with customers	2,052	1,425
Other Operation [member] | Eliminations [member]
Disclosure of revenue [line items]
Revenue from contract with customers	(2,052)	(1,425)
Total revenue from contracts with customers	(2,052)	(1,425)
Total revenue from contracts with customers	(2,052)	(1,425)
Other Operation [member] | Tour Operations [member]
Disclosure of revenue [line items]
Revenue from contract with customers	878	2,173
Total revenue from contracts with customers	878	2,173
Total revenue from contracts with customers	878	2,173
Other Operation [member] | Other income [member]
Disclosure of revenue [line items]
Revenue from contract with customers	742	529
Total revenue from contracts with customers	742	529
Total revenue from contracts with customers	742	529
Contracts with customers [member]
Disclosure of revenue [line items]
Revenue from contract with customers	120,796	115,210	102,436
Total revenue from contracts with customers	120,796	115,210	102,436
Total revenue from contracts with customers	¥ 120,796	¥ 115,210	¥ 102,436